Equity - Treasury shares additional information (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions						2 Months Ended		6 Months Ended	12 Months Ended
	Oct. 30, 2025	May 02, 2025	Mar. 04, 2025	Mar. 03, 2025	Oct. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Share buyback programme, amount									€ 3,641	€ 3,774	€ 3,482
Share Repurchase Program One
Disclosure of classes of share capital [line items]
Share buyback programme authorized					€ 2,000
Share buyback programme (in shares)					126
Shares repurchased, effective price per share (in EUR per share)							€ 15.89
Share Repurchase Program Two
Disclosure of classes of share capital [line items]
Share buyback programme authorized				€ 70
Share buyback programme (in shares)			4
Shares repurchased, average price per share (in EUR per share)			€ 17.44
Share buyback programme, amount			€ 64
Share Repurchase Program Three
Disclosure of classes of share capital [line items]
Share buyback programme authorized		€ 2,000
Share buyback programme (in shares)								101
Shares repurchased, effective price per share (in EUR per share)								€ 19.76
Share Repurchase Program Four
Disclosure of classes of share capital [line items]
Share buyback programme authorized	€ 1,100
Share buyback programme (in shares)						18
Shares repurchased, average price per share (in EUR per share)						€ 22.62
Share buyback programme, amount						€ 397